Investments (Securities Lending Remaining Tenor - Narrative) (Details) $ in Billions	Dec. 31, 2017 USD ($)
U.S. government and agency
Securities Financing Transaction [Line Items]
Percentage Of US Treasury And Agency Securities At Estimated Fair Value Of Securities On Loan Relating To Cash Collateral On Open	100.00%
Securities Investment
Securities Financing Transaction [Line Items]
Percentage of Reinvestment Portfolio in Fixed Maturity Securities	59.00%
Estimated fair value
Securities Financing Transaction [Line Items]
Cash collateral on deposit from counterparties	$ 1.6